Organization, Principal Activities and Management’s Plans (Tables)	12 Months Ended
Oct. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Shareholding Structure of Decent China Prior to the Reorganization

The table below demonstrates details about the shareholding structure of Decent China prior to the reorganization:

Name	Shares Owned	Percentage
Dingxin Sun	18,913,796	92.47%
Yantai Xinxing Investment Center (Limited Partnership)	1,519,750	7.43%
Chaofu Chen	20,454	0.10%
TOTAL	20,454,000	100.00%
Names	Shares Owned	Percentage
Dingxin Sun	2,010,360	51.31%
Youquan Zhu	1,200,000	30.62%
Dingyan Sun	321,050	8.19%
Haicheng Xu	149,750	3.82%
Shaohui Jia	145,560	3.71%
Lianlian Wang	91,350	2.33%
TOTAL	3,918,070	100.00%

Schedule of Upon the Reorganization and As At the Date of This Report Details of the Subsidiary Companies

Upon the reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Decent Hong Kong Holding International Limited (“Decent HK”)	February 24, 2022	Hong Kong	100% directly owned by Decent Cayman	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”)	September 30, 2022	PRC	100% directly owned by Decent HK	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”)	September 5, 2011	PRC	100% owned by WFOE	Wastewater treatment, river water quality management, and microbial product sales